UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23511

Name of Fund:	BlackRock ETF Trust II
iShares Large Cap Deep Buffer ETF
iShares Large Cap Moderate Buffer ETF

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II, 50
Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2024

Date of reporting period: 01/31/2024

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2024

2024 Semi-Annual Report (Unaudited)

BlackRock ETF Trust II

•	iShares Large Cap Moderate Buffer ETF | IVVM | CBOE
•	iShares Large Cap Deep Buffer ETF | IVVB | CBOE

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S. Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2024
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	6.43%	20.82%

U.S. small cap equities (Russell 2000® Index)	(2.02)	2.40

International equities (MSCI Europe, Australasia, Far East Index)	3.15	10.01

Emerging market equities (MSCI Emerging Markets Index)	(6.00)	(2.94)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.73	5.13

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.74	(0.38)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	3.15	2.10

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	2.70	2.90

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	9.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2024	iShares® Large Cap Moderate Buffer ETF

Investment Objective

The iShares Large Cap Moderate Buffer ETF (the “Fund”) seeks to track the share price return of the iShares Core S&P 500 ETF (the “Underlying ETF”) up to an approximate upside limit, while seeking to provide downside protection against approximately the first 5% of Underlying ETF losses over each calendar quarter.

Performance

		Cumulative Total Returns

	6-Month Total Returns	Since Inception

Fund NAV	4.24%	7.21%
Fund Market	4.58	7.55
S&P 500® Index(a)	6.43	11.71

(a)	An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

The inception date of the Fund was June 28, 2023. The first day of secondary market trading was June 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,042.40	$ 2.57		$ 1,000.00	$ 1,022.62	$ 2.54		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Management Commentary

U.S. equities delivered positive returns in the six-month period, reflecting anticipation of a soft landing for the economy and a moving forward of expectations for when the U.S. Federal Reserve would begin to cut short term interest rates.

The Fund seeks to track the share price return of the iShares Core S&P 500 ETF up to an approximate upside limit, while seeking to provide downside protection against approximately the first 5% of Underlying ETF losses over each calendar quarter. Against the backdrop of a rising market, the Fund provided a positive return for the six months while lagging the underlying ETF as designed. Positive contributions to the Fund’s absolute return were highlighted by the information technology sector.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments(a)

Equity Funds	100.1%
Purchased Put Options	1.2
Written Put Options	(0.5)
Written Call Options	(0.8)

(a)	Excludes money market funds.

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2024	iShares® Large Cap Deep Buffer ETF

Investment Objective

The iShares Large Cap Deep Buffer ETF (the “Fund”) seeks to track the share price return of the iShares Core S&P 500 ETF (the “Underlying ETF”) up to an approximate upside limit, while seeking to provide downside protection against Underlying ETF losses between approximately 5% to 20% over each calendar quarter.

Performance

		Cumulative Total Returns

	6-Month Total Returns	Since Inception

Fund NAV	1.77%	4.99%
Fund Market	1.98	5.15
S&P 500® Index(a)	6.43	11.71

(a)	An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

The inception date of the Fund was June 28, 2023. The first day of secondary market trading was June 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,017.70	$ 2.54		$ 1,000.00	$ 1,022.62	$ 2.54		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Management Commentary

U. S. equities delivered positive returns in the six-month period, reflecting anticipation of a soft landing for the economy and a moving forward of expectations for when the U. S. Federal Reserve would begin to cut short term interest rates.

The Fund seeks to track the share price return of the iShares Core S&P 500 ETF up to an approximate upside limit, while seeking to provide downside protection against underlying ETF losses between approximately 5% to 20% over each calendar quarter. Against the backdrop of a rising market, the Fund provided a positive return for the six months while lagging the underlying ETF as designed. Positive contributions to the Fund’s absolute return were highlighted by the information technology sector.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments(a)

Equity Funds	100.1%
Purchased Put Options	0.5
Written Put Options	(0.1)
Written Call Options	(0.5)

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	iShares® Large Cap Moderate Buffer ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 98.8%
iShares Core S&P 500 ETF(a)(b)	67,750	$32,872,300

Total Long-Term Investments — 98.8% (Cost: $32,124,003)		32,872,300

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(a)(c)	425,940	425,940

Total Short-Term Securities — 1.3% (Cost: $425,940)		425,940

Options Purchased — 1.2% (Cost: $779,043)		407,103

Total Investments Before Options Written — 101.3% (Cost: $33,328,986)		33,705,343

Options Written — (1.3)% (Premiums Received: $(552,749))		(436,790)

Total Investments Net of Options Written — 100.0% (Cost: $32,776,237)		33,268,553

Other Assets Less Liabilities — 0.0%		6,658

Net Assets — 100.0%		$33,275,211

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$52,731	$ 373,209	(a)	$—	$—	$—	$425,940	425,940	$2,092	$—
iShares Core S&P 500 ETF	—	32,124,003		—	—	748,297	32,872,300	67,750	—	—

					$—	$748,297	$33,298,240		$2,092	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	15	03/15/24	$365	$6,927

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Large Cap Moderate Buffer ETF

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put iShares Core S&P 500 ETF	685	04/01/24	USD	477.87	USD	33,236	$407,103

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call iShares Core S&P 500 ETF	685	04/01/24	USD	501.91	USD	33,236	$(265,417)

Put iShares Core S&P 500 ETF	685	04/01/24	USD	453.98	USD	33,236	(171,373)

							(436,790)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Swap Premiums Paid		Swap Premiums Received		Unrealized Appreciation	Unrealized Depreciation	Value

Options Written	$	N/A	$	N/A	$169,906	$(53,947)	$(436,790)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$6,927	$—	$—	$—	$6,927
Options purchased
Investments at value — unaffiliated(b)	—	—	407,103	—	—	—	407,103

	$—	$—	$414,030	$—	$—	$—	$414,030

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$436,790	$—	$—	$—	$436,790

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Large Cap Moderate Buffer ETF

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$9	$—	$—	$—	$9
Options purchased(a)(b)	—	—	869,033	—	—	—	869,033
Options written(a)	—	—	(183,883)	—	—	—	(183,883)

	$—	$—	$685,159	$—	$—	$—	$685,159

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$6,927	$—	$—	$—	$6,927
Options purchased(c)	—	—	(697,956)	—	—	—	(697,956)
Options written	—	—	141,858	—	—	—	141,858

	$—	$—	$(549,171)	$—	$—	$—	$(549,171)

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$182,644
Options:
Average value of option contracts purchased	$5,728,317
Average value of option contracts written	$303,924

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$32,872,300	$—	$—	$32,872,300
Short-Term Securities
Money Market Funds	425,940	—	—	425,940
Options Purchased
Equity Contracts	—	407,103	—	407,103

	$33,298,240	$407,103	$—	$33,705,343

Derivative Financial Instruments(a)
Assets
Equity Contracts	$6,927	$—	$—	$6,927
Liabilities
Equity Contracts	—	(436,790)	—	(436,790)

	$6,927	$(436,790)	$—	$(429,863)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) January 31, 2024	iShares® Large Cap Deep Buffer ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 98.8%
iShares Core S&P 500 ETF(a)(b)	72,800	$35,322,560

Total Long-Term Investments — 98.8% (Cost: $34,511,694)		35,322,560

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(a)(c)	414,216	414,216

Total Short-Term Securities — 1.2% (Cost: $414,216)		414,216

Options Purchased — 0.5% (Cost: $372,414)		186,948

Total Investments Before Options Written — 100.5% (Cost: $35,298,324)		35,923,724

Options Written — (0.6)%

(Premiums Received: $(185,746))		(210,004)

Total Investments Net of Options Written — 99.9% (Cost: $35,112,578)		35,713,720

Other Assets Less Liabilities — 0.1%		24,042

Net Assets — 100.0%		$35,737,762

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$52,680	$ 361,734	(a)	$—	$(198)	$—	$414,216	414,216	$2,654	$—
iShares Core S&P 500 ETF	—	34,511,694		—	—	810,866	35,322,560	72,800	—	—

					$(198)	$810,866	$35,736,776		$2,654	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	15	03/15/24	$365	$6,927

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Large Cap Deep Buffer ETF

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price			Notional Amount (000)	Value

Put
iShares Core S&P 500 ETF	735	04/02/24	USD	453.98	USD	35,662	$186,948

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
iShares Core S&P 500 ETF	735	04/02/24	USD	508.26	USD	35,662	$(177,208)

Put
iShares Core S&P 500 ETF	735	04/02/24	USD	382.30	USD	35,662	(32,796)

							(210,004)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Swap Premiums Paid		Swap Premiums Received		Unrealized Appreciation	Unrealized Depreciation	Value

Options Written	$	N/A	$	N/A	$10,797	$(35,055)	$(210,004)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$6,927	$—	$—	$—	$6,927
Options purchased
Investments at value — unaffiliated(b)	—	—	186,948	—	—	—	186,948

	$—	$—	$193,875	$—	$—	$—	$193,875

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$210,004	$—	$—	$—	$210,004

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Large Cap Deep Buffer ETF

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$9	$—	$—	$—	$9
Options purchased(a)(b)	—	—	302,992	—	—	—	302,992
Options written(a)	—	—	(294,828)	—	—	—	(294,828)

	$—	$—	$8,173	$—	$—	$—	$8,173

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$6,927	$—	$—	$—	$6,927
Options purchased(c)	—	—	(581,363)	—	—	—	(581,363)
Options written	—	—	40,878	—	—	—	40,878

	$—	$—	$(533,558)	$—	$—	$—	$(533,558)

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$182,644
Options:
Average value of option contracts purchased	$5,400,397
Average value of option contracts written	$125,289

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$35,322,560	$—	$—	$35,322,560
Short-Term Securities
Money Market Funds	414,216	—	—	414,216
Options Purchased
Equity Contracts	—	186,948	—	186,948

	$35,736,776	$186,948	$—	$35,923,724

Derivative Financial Instruments(a)
Assets
Equity Contracts	$6,927	$—	$—	$6,927
Liabilities
Equity Contracts	—	(210,004)	—	(210,004)

	$6,927	$(210,004)	$—	$(203,077)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2024

	iShares Large Cap Moderate Buffer ETF	iShares Large Cap Deep Buffer ETF

ASSETS
Investments, at value — unaffiliated(a)	$407,103	$186,948
Investments, at value — affiliated(b)	33,298,240	35,736,776
Cash pledged:
Collateral — exchange-traded options written	1,500	1,500
Futures contracts	20,000	20,000
Receivables:
Dividends — affiliated	1,825	1,649
Variation margin on futures contracts	2,869	21,394

Total assets	33,731,537	35,968,267

LIABILITIES
Options written, at value(c)	436,790	210,004
Payables:
Investment advisory fees	11,441	12,388
Proxy fees	2,057	2,075
Variation margin on futures contracts	6,038	6,038

Total liabilities	456,326	230,505

Commitments and contingent liabilities

NET ASSETS	$33,275,211	$35,737,762

NET ASSETS CONSIST OF:
Paid-in capital	$32,126,993	$35,168,350
Accumulated earnings	1,148,218	569,412

NET ASSETS	$33,275,211	$35,737,762

NET ASSET VALUE
Shares outstanding	1,240,000	1,360,000

Net asset value	$26.83	$26.28

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$779,043	$372,414
(b) Investments, at cost — affiliated	$32,549,943	$34,925,910
(c) Premiums received	$552,749	$185,746

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	13

Statements of Operations (unaudited)

Six Months Ended January 31, 2024

	iShares Large Cap Moderate Buffer ETF	iShares Large Cap Deep Buffer ETF

INVESTMENT INCOME
Dividends — affiliated	$2,092	$2,654

Total investment income	2,092	2,654

EXPENSES
Investment advisory	36,788	47,820
Proxy	2,071	2,097
Interest expense	238	260

Total expenses	39,097	50,177
Less:
Investment advisory fees waived	(826)	(898)

Total expenses after fees waived	38,271	49,279

Net investment loss	(36,179)	(46,625)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(159,700)	(1,034,102)
Investments — affiliated	—	(198)
Options written	134,950	117,700
Futures contracts	9	9
In-kind redemptions — unaffiliated(a)	709,895	924,559

	685,154	7,968

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(697,956)	(581,363)
Investments — affiliated	748,297	810,866
Options written	141,858	40,878
Futures contracts	6,927	6,927

	199,126	277,308

Net realized and unrealized gain	884,280	285,276

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$848,101	$238,651

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Large Cap Moderate Buffer ETF		iShares Large Cap Deep Buffer ETF

	Six Months Ended 01/31/24 (unaudited)	Period From 06/28/23(a) to 07/31/23	Six Months Ended 01/31/24 (unaudited)	Period From 06/28/23(a) to 07/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(36,179)	$(4,653)	$(46,625)	$(4,624)
Net realized gain	685,154	—	7,968	—
Net change in unrealized appreciation (depreciation)	199,126	300,117	277,308	330,761

Net increase in net assets resulting from operations	848,101	295,464	238,651	326,137

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	21,099,610	11,032,036	23,104,895	12,068,079

NET ASSETS
Total increase in net assets	21,947,711	11,327,500	23,343,546	12,394,216
Beginning of period	11,327,500	—	12,394,216	—

End of period	$33,275,211	$11,327,500	$35,737,762	$12,394,216

(a)	Commencement of operations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Financial Highlights

(For a share outstanding throughout each period)

	iShares Large Cap Moderate Buffer ETF

	Six Months Ended 01/31/24 (unaudited)		Period From 06/28/23 to 07/31/23	(a)

Net asset value, beginning of period	$25.74		$25.03

Net investment loss(b)	(0.06)		(0.01)
Net realized and unrealized gain(c)	1.15		0.72

Net increase from investment operations	1.09		0.71

Net asset value, end of period	$26.83		$25.74

Total Return(d)
Based on net asset value	4.24	%(e)	2.84	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.51	%(g)	0.50	%(g)

Total expenses after fees waived	0.50	%(g)	0.50	%(g)

Net investment loss	(0.49	)%(g)	(0.48	)%(g)

Supplemental Data
Net assets, end of period (000)	$33,275		$11,328

Portfolio turnover rate	0	%(h)	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Large Cap Deep Buffer ETF

	Six Months Ended 01/31/24		Period From 06/28/23	(a)
	(unaudited)		to 07/31/23

Net asset value, beginning of period	$25.82		$25.03

Net investment loss(b)	(0.06)		(0.01)
Net realized and unrealized gain(c)	0.52		0.80

Net increase from investment operations	0.46		0.79

Net asset value, end of period	$26.28		$25.82

Total Return(d)
Based on net asset value	1.77	%(e)	3.16	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.51	%(g)	0.50	%(g)

Total expenses after fees waived	0.50	%(g)	0.50	%(g)

Net investment loss	(0.48	)%(g)	(0.48	)%(g)

Supplemental Data
Net assets, end of period (000)	$35,738		$12,394

Portfolio turnover rate	0	%(h)	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock ETF Trust II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Large Cap Moderate Buffer	Non-Diversified
Large Cap Deep Buffer	Non-Diversified

Each Fund seeks to achieve its investment objective by investing primarily in iShares Core S&P 500 ETF (“Core S&P 500“). The unaudited Schedule of Investments and Statement of Assets and Liabilities as of January 31, 2024 for Core S&P 500 are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. Core S&P 500’s audited financial statements as of March 31, 2023 are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.

Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

•

Flexible Exchange Options (”FLEX Options“) are valued by an independent pricing service using a mathematical model, such as Black-Scholes model, which incorporates a number of market data factors, such as trades and prices of the underlying instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Options: An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Options. FLEX Options provide the Funds with the ability to customize key option contract terms such as strike price, style and expiration date, while avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds invest are European-style, which are exercisable at the strike price only on the expiration date. The FLEX Options traded by the Funds are listed on the Chicago Board Options Exchange (“CBOE”). Although each Fund will generally utilize FLEX Options that are physically settled, a fund may also utilize FLEX Options that are cash-settled. Cash-settled options give the holder the right to receive an amount (or owe an amount) of cash upon the exercise of the option.

The Funds will purchase and sell call and put European-style FLEX Options. A European-style call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date. A European-style put option gives the seller (holder) of the option the right (but not the obligation) to sell, and obligates the buyer (writer) to buy (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write put options, cash is segregated in an amount sufficient to cover the obligations. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Large Cap Moderate Buffer	0.50%
Large Cap Deep Buffer	0.50

Expense Waivers: BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2025. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2025. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2024, the Manager waived investment advisory fees pursuant to this arrangement as follows:

iShares ETF	Amounts Waived

Large Cap Moderate Buffer	$826
Large Cap Deep Buffer	898

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

6.	PURCHASES AND SALES

For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Large Cap Moderate Buffer	$32,124,003	$—
Large Cap Deep Buffer	34,511,694	—

For the six months ended January 31, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Large Cap Moderate Buffer	$—	$11,531,700
Large Cap Deep Buffer	—	29,154,515

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Large Cap Moderate Buffer	$33,328,986	$925,130	$(425,887)	$499,243
Large Cap Deep Buffer	35,298,324	828,590	(220,521)	608,069

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

FLEX Options Risk: FLEX Options are subject to the risk that they may be less liquid than certain other securities, such as standardized options. In less liquid markets, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of the Funds. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Funds at prices that reflect the market price of the Funds’ shares, the Funds’ NAV and, in turn the share prices of the Funds, could be negatively impacted.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/24		Period from 06/28/23(a) to 07/31/23

iShares ETF	Shares	Amount	Shares	Amount

Large Cap Moderate Buffer
Shares sold	1,240,000	$32,788,391	440,000	$11,032,036
Shares redeemed	(440,000)	(11,688,781)	—	—

	800,000	$21,099,610	440,000	$11,032,036

Large Cap Deep Buffer
Shares sold	1,880,000	$48,441,842	480,000	$12,068,079
Shares redeemed	(1,000,000)	(25,336,947)	—	—

	880,000	$23,104,895	480,000	$12,068,079

(a)	Commencement of operations.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

As of January 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

iShares ETF

Large Cap Moderate Buffer	1,064,500
Large Cap Deep Buffer	950,000

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock ETF Trust II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Large Cap Moderate Buffer ETF and iShares Large Cap Deep Buffer ETF (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 14-15, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to each Fund, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that exchange-traded funds (“ETFs”) redeem in-kind generally do not hold more than de minimis amounts of cash, and that ETFs generally do not borrow. The Committee considered the terms of the credit facility committed to certain Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II).

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all Funds and reviewed any persistent deviations from long term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by a Fund and any significant change in the liquidity profile of such Fund, the Committee reviewed changes in the proportion of each Fund’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	23

Supplemental Information (unaudited)

Proxy Results

A Special Meeting of Shareholders was held on November 9, 2023 for shareholders of record on September 11, 2023, to elect a Board of Trustees of the Funds.

Approved the Trustees* as follows:

	Votes For	Votes Withheld

Lorenzo A. Flores	5,620,997	215,120
Stayce D. Harris	5,611,319	224,798
J. Phillip Holloman	5,594,849	241,268
Arthur P. Steinmetz	5,594,755	241,362

*	Denotes Trust-wide proposal and voting results.

Board Members whose term of office continued after the Special Meeting of Shareholders because they were not up for election are R. Glenn Hubbard, W. Carl Kester, Cynthia L. Egan, Frank J. Fabozzi, Catherine A. Lynch, Robert Fairbairn and John M. Perlowski. Frank J. Fabozzi’s term as a Board Member of the Funds ended on December 31, 2023.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

24	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	25

General Information (continued)

Fund and Service Providers

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, Pennsylvania 19103

Administrator, Custodian and Transfer Agent	Legal Counsel
The Bank of New York Mellon	Willkie Farr & Gallagher LLP
New York, NY 10286	New York, NY 10019

Distributor	Address of the Trust
BlackRock Investments, LLC	100 Bellevue Parkway
Princeton, NJ 08540	Wilmington, DE 19809

26	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	27

ADDITIONAL FINANCIAL INFORMATION

SCHEDULE OF INVESTMENTS (UNAUDITED)

JANUARY 31, 2024

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

JANUARY 31, 2024

ISHARES TRUST

ISHARES CORE S&P 500 ETF

28

Schedule of Investments (unaudited) January 31, 2024	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Axon Enterprise, Inc.(a)	723,398	$180,169,506
Boeing Co. (The)(a)(b)	5,840,058	1,232,485,840
General Dynamics Corp.	2,326,102	616,393,769
Howmet Aerospace, Inc.	4,016,968	225,994,620
Huntington Ingalls Industries, Inc.	407,830	105,595,343
L3Harris Technologies, Inc.	1,946,502	405,689,947
Lockheed Martin Corp.	2,267,419	973,652,393
Northrop Grumman Corp.	1,455,517	650,266,775
RTX Corp.	14,766,269	1,345,502,431
Textron, Inc.(b)	2,013,404	170,555,453
TransDigm Group, Inc.	568,060	620,707,801

		6,527,013,878

Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	1,198,423	100,775,390
Expeditors International of Washington, Inc.(b)	1,493,149	188,629,513
FedEx Corp.	2,375,457	573,174,019
United Parcel Service, Inc., Class B	7,427,473	1,053,958,419

		1,916,537,341

Automobile Components — 0.1%
Aptiv plc(a)(b)	2,904,690	236,238,438
BorgWarner, Inc.	2,411,191	81,739,375

		317,977,813

Automobiles — 1.5%
Ford Motor Co.	40,380,066	473,254,374
General Motors Co.	14,063,559	545,666,089
Tesla, Inc.(a)(b)	28,401,334	5,319,285,845

		6,338,206,308

Banks — 3.3%
Bank of America Corp.	70,703,523	2,404,626,817
Citigroup, Inc.	19,654,176	1,103,975,066
Citizens Financial Group, Inc.	4,788,399	156,580,647
Comerica, Inc.	1,352,199	71,098,623
Fifth Third Bancorp	6,993,474	239,456,550
Huntington Bancshares, Inc.	14,870,732	189,304,418
JPMorgan Chase & Co.	29,688,678	5,176,517,896
KeyCorp.	9,617,585	139,743,510
M&T Bank Corp.	1,704,362	235,372,392
PNC Financial Services Group, Inc. (The)	4,090,661	618,548,850
Regions Financial Corp.	9,551,222	178,321,315
Truist Financial Corp.	13,695,880	507,569,313
US Bancorp	15,989,368	664,198,347
Wells Fargo & Co.	37,294,478	1,871,436,906
Zions Bancorp NA	1,519,474	63,665,961

		13,620,416,611

Beverages — 1.5%
Brown-Forman Corp., Class B, NVS	1,877,026	103,048,727
Coca-Cola Co. (The)	39,958,547	2,377,133,961
Constellation Brands, Inc., Class A	1,659,702	406,759,766
Keurig Dr Pepper, Inc.	10,339,090	325,060,990
Molson Coors Beverage Co., Class B	1,902,328	117,544,847
Monster Beverage Corp.(a)	7,586,137	417,389,258
PepsiCo, Inc.	14,118,777	2,379,437,488

		6,126,375,037

Biotechnology — 2.1%
AbbVie, Inc.	18,130,864	2,980,714,041
Amgen, Inc.	5,496,014	1,727,177,360
Biogen, Inc.(a)(b)	1,487,929	367,012,567
Gilead Sciences, Inc.	12,796,068	1,001,420,282
Incyte Corp.(a)	1,911,499	112,338,796

Security	Shares	Value

Biotechnology (continued)
Moderna, Inc.(a)(b)	3,406,374	$344,214,093
Regeneron Pharmaceuticals, Inc.(a)	1,100,213	1,037,258,812
Vertex Pharmaceuticals, Inc.(a)	2,646,115	1,146,773,319

		8,716,909,270

Broadline Retail — 3.5%
Amazon.com, Inc.(a)	93,388,467	14,493,890,078
eBay, Inc.	5,329,802	218,894,968
Etsy, Inc.(a)(b)	1,228,021	81,737,078

		14,794,522,124

Building Products — 0.5%
A O Smith Corp.	1,262,272	97,964,930
Allegion plc	900,231	111,529,619
Builders FirstSource, Inc.(a)	1,267,098	220,132,936
Carrier Global Corp.	8,616,316	471,398,648
Johnson Controls International plc	6,986,405	368,113,679
Masco Corp.	2,305,549	155,140,392
Trane Technologies plc	2,345,508	591,185,291

		2,015,465,495

Capital Markets — 2.9%
Ameriprise Financial, Inc.	1,039,143	401,971,687
Bank of New York Mellon Corp. (The)	7,897,890	438,016,979
BlackRock, Inc.(c)	1,435,952	1,111,871,993
Blackstone, Inc.	7,296,798	908,086,511
CBOE Global Markets, Inc.	1,084,040	199,300,754
Charles Schwab Corp. (The)	15,282,954	961,603,466
CME Group, Inc., Class A	3,696,770	760,943,137
FactSet Research Systems, Inc.	390,067	185,640,687
Franklin Resources, Inc.	2,891,953	77,012,708
Goldman Sachs Group, Inc. (The)	3,348,916	1,286,017,233
Intercontinental Exchange, Inc.	5,877,849	748,426,513
Invesco Ltd.	4,622,588	73,175,568
MarketAxess Holdings, Inc.	389,267	87,783,601
Moody’s Corp.	1,616,284	633,647,979
Morgan Stanley	12,978,361	1,132,232,214
MSCI, Inc.	812,188	486,191,981
Nasdaq, Inc.	3,495,851	201,955,312
Northern Trust Corp.	2,126,049	169,318,542
Raymond James Financial, Inc.	1,929,855	212,631,424
S&P Global, Inc.	3,327,305	1,491,797,197
State Street Corp.	3,169,009	234,094,695
T. Rowe Price Group, Inc.	2,294,881	248,879,845

		12,050,600,026

Chemicals — 1.5%
Air Products & Chemicals, Inc.	2,281,250	583,338,438
Albemarle Corp.	1,205,500	138,319,070
Celanese Corp.	1,029,025	150,536,067
CF Industries Holdings, Inc.	1,962,665	148,200,834
Corteva, Inc.	7,236,946	329,136,304
Dow, Inc.	7,202,989	386,080,210
DuPont de Nemours, Inc.	4,416,248	272,924,126
Eastman Chemical Co.	1,218,167	101,777,853
Ecolab, Inc.	2,606,077	516,576,583
FMC Corp.	1,279,469	71,906,158
International Flavors & Fragrances, Inc.	2,621,558	211,507,299
Linde plc	4,979,570	2,015,879,323
LyondellBasell Industries NV, Class A	2,631,580	247,684,310
Mosaic Co. (The)	3,358,360	103,135,236
PPG Industries, Inc.	2,421,399	341,514,115
Sherwin-Williams Co. (The)	2,418,258	736,069,370

		6,354,585,296

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies — 0.6%
Cintas Corp.	889,181	$537,572,157
Copart, Inc.(a)(b)	8,972,926	431,059,365
Republic Services, Inc.	2,100,302	359,403,678
Rollins, Inc.	2,884,212	124,915,222
Veralto Corp.(b)	2,251,034	172,631,798
Waste Management, Inc.	3,763,916	698,695,727

		2,324,277,947

Communications Equipment — 0.8%
Arista Networks, Inc.(a)(b)	2,587,779	669,406,672
Cisco Systems, Inc.	41,596,214	2,087,298,019
F5, Inc.(a)(b)	613,305	112,664,128
Juniper Networks, Inc.	3,276,359	121,094,229
Motorola Solutions, Inc.	1,704,443	544,569,538

		3,535,032,586

Construction & Engineering — 0.1%
Quanta Services, Inc.(b)	1,491,834	289,490,388

Construction Materials — 0.1%
Martin Marietta Materials, Inc.(b)	634,750	322,719,595
Vulcan Materials Co.	1,364,489	308,388,159

		631,107,754

Consumer Finance — 0.5%
American Express Co.	5,912,206	1,186,816,232
Capital One Financial Corp.	3,911,097	529,249,646
Discover Financial Services	2,567,974	270,972,616
Synchrony Financial	4,249,773	165,188,677

		2,152,227,171

Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	4,546,755	3,159,449,114
Dollar General Corp.	2,253,943	297,678,252
Dollar Tree, Inc.(a)(b)	2,146,224	280,339,779
Kroger Co. (The)	6,795,929	313,564,164
Sysco Corp.	5,177,788	419,038,383
Target Corp.	4,740,406	659,295,667
Walgreens Boots Alliance, Inc.	7,363,634	166,197,219
Walmart, Inc.	14,649,416	2,420,815,994

		7,716,378,572

Containers & Packaging — 0.2%
Amcor plc	14,845,212	139,990,349
Avery Dennison Corp.	827,137	164,972,475
Ball Corp.	3,237,989	179,546,490
International Paper Co.	3,554,655	127,363,289
Packaging Corp. of America	920,273	152,654,885
WestRock Co.	2,634,513	106,065,493

		870,592,981

Distributors — 0.1%
Genuine Parts Co.	1,439,592	201,873,986
LKQ Corp.	2,748,883	128,290,370
Pool Corp.(b)	397,254	147,480,547

		477,644,903

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	73,425,712	1,298,900,846
Verizon Communications, Inc.	43,173,315	1,828,389,890

		3,127,290,736

Electric Utilities — 1.5%
Alliant Energy Corp.	2,621,607	127,567,397
American Electric Power Co., Inc.	5,400,386	421,986,162
Constellation Energy Corp.	3,279,805	400,136,210
Duke Energy Corp.	7,914,729	758,468,480
Edison International	3,936,075	265,606,341

Security	Shares	Value

Electric Utilities (continued)
Entergy Corp.	2,171,722	$216,650,987
Evergy, Inc.	2,360,373	119,836,137
Eversource Energy	3,587,363	194,506,822
Exelon Corp.	10,222,575	355,847,836
FirstEnergy Corp.	5,303,302	194,525,117
NextEra Energy, Inc.	21,069,544	1,235,307,365
NRG Energy, Inc.	2,319,356	123,018,642
PG&E Corp.(b)	21,909,632	369,615,492
Pinnacle West Capital Corp.	1,162,686	80,109,065
PPL Corp.	7,569,801	198,328,786
Southern Co. (The)	11,199,831	778,612,251
Xcel Energy, Inc.	5,666,638	339,261,617

		6,179,384,707

Electrical Equipment — 0.6%
AMETEK, Inc.	2,370,035	384,064,172
Eaton Corp. plc	4,100,602	1,009,076,140
Emerson Electric Co.	5,854,438	537,027,598
Generac Holdings, Inc.(a)(b)	630,593	71,679,506
Hubbell, Inc.	550,816	184,837,325
Rockwell Automation, Inc.	1,177,536	298,246,318

		2,484,931,059

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	6,144,199	621,178,519
CDW Corp.	1,375,758	311,911,854
Corning, Inc.	7,885,361	256,195,379
Jabil, Inc.(b)	1,313,861	164,613,645
Keysight Technologies, Inc.(a)(b)	1,823,667	279,495,204
TE Connectivity Ltd.	3,191,495	453,798,674
Teledyne Technologies, Inc.(a)(b)	484,532	202,762,106
Trimble, Inc.(a)(b)	2,555,598	129,977,714
Zebra Technologies Corp., Class A(a)(b)	527,274	126,308,487

		2,546,241,582

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	10,333,323	294,499,705
Halliburton Co.	9,191,614	327,681,039
Schlumberger NV	14,669,191	714,389,602

		1,336,570,346

Entertainment — 1.3%
Electronic Arts, Inc.	2,513,605	345,821,776
Live Nation Entertainment, Inc.(a)(b)	1,457,160	129,468,666
Netflix, Inc.(a)	4,494,786	2,535,553,730
Take-Two Interactive Software, Inc.(a)(b)	1,624,186	267,876,997
Walt Disney Co. (The)	18,790,513	1,804,828,774
Warner Bros Discovery, Inc.(a)(b)	22,788,570	228,341,471

		5,311,891,414

Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B(a)	18,684,411	7,169,955,877
Fidelity National Information Services, Inc.	6,084,475	378,819,414
Fiserv, Inc.(a)(b)	6,163,429	874,405,672
FleetCor Technologies, Inc.(a)(b)	741,493	214,981,065
Global Payments, Inc.	2,674,021	356,259,818
Jack Henry & Associates, Inc.	747,883	124,021,438
Mastercard, Inc., Class A(b)	8,503,914	3,820,213,286
PayPal Holdings, Inc.(a)	11,071,810	679,255,544
Visa, Inc., Class A(b)	16,369,326	4,473,082,023

		18,090,994,137

Food Products — 0.9%
Archer-Daniels-Midland Co.	5,477,315	304,429,168
Bunge Global SA	1,491,928	131,423,937
Campbell Soup Co.	2,014,987	89,928,870
Conagra Brands, Inc.	4,909,471	143,111,079

30	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
General Mills, Inc.	5,969,344	$387,470,119
Hershey Co. (The)	1,539,152	297,887,478
Hormel Foods Corp.	2,970,556	90,215,786
J M Smucker Co. (The)	1,090,016	143,391,605
Kellanova	2,708,967	148,343,033
Kraft Heinz Co. (The)	8,187,322	303,995,266
Lamb Weston Holdings, Inc.	1,488,222	152,453,462
McCormick & Co., Inc., NVS	2,580,680	175,899,149
Mondelez International, Inc., Class A	13,970,608	1,051,567,664
Tyson Foods, Inc., Class A	2,929,660	160,428,181

		3,580,544,797

Gas Utilities — 0.0%
Atmos Energy Corp.	1,524,836	173,739,814

Ground Transportation — 1.1%
CSX Corp.	20,293,415	724,474,916
JB Hunt Transport Services, Inc.	836,889	168,197,951
Norfolk Southern Corp.	2,322,347	546,308,908
Old Dominion Freight Line, Inc.(b)	918,754	359,251,189
Uber Technologies, Inc.(a)	21,132,766	1,379,335,637
Union Pacific Corp.	6,260,157	1,527,040,097

		4,704,608,698

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	17,820,935	2,016,438,795
Align Technology, Inc.(a)	731,341	195,502,076
Baxter International, Inc.	5,209,882	201,570,335
Becton Dickinson & Co.	2,979,283	711,482,573
Boston Scientific Corp.(a)	15,036,679	951,220,313
Cooper Cos., Inc. (The)	508,433	189,660,762
Dentsply Sirona, Inc.	2,173,076	75,514,391
Dexcom, Inc.(a)(b)	3,967,805	481,493,137
Edwards Lifesciences Corp.(a)	6,228,343	488,738,075
GE HealthCare Technologies, Inc.(b)	4,020,521	294,945,421
Hologic, Inc.(a)(b)	2,515,477	187,252,108
IDEXX Laboratories, Inc.(a)	853,210	439,471,407
Insulet Corp.(a)	716,719	136,800,155
Intuitive Surgical, Inc.(a)	3,615,636	1,367,505,848
Medtronic plc	13,663,655	1,196,116,359
ResMed, Inc.	1,510,634	287,322,587
STERIS plc	1,014,667	222,161,340
Stryker Corp.	3,472,049	1,164,802,998
Teleflex, Inc.(b)	482,868	117,254,836
Zimmer Biomet Holdings, Inc.	2,145,975	269,534,460

		10,994,787,976

Health Care Providers & Services — 2.8%
Cardinal Health, Inc.	2,531,149	276,376,159
Cencora, Inc.	1,711,917	398,328,848
Centene Corp.(a)	5,485,891	413,142,451
Cigna Group (The)	3,004,956	904,341,508
CVS Health Corp.	13,190,019	980,941,713
DaVita, Inc.(a)(b)	552,481	59,756,345
Elevance Health, Inc.	2,412,914	1,190,628,284
HCA Healthcare, Inc.	2,034,067	620,187,028
Henry Schein, Inc.(a)(b)	1,339,770	100,268,387
Humana, Inc.	1,264,182	477,936,647
Laboratory Corp. of America Holdings	871,969	193,838,709
McKesson Corp.	1,366,395	683,047,197
Molina Healthcare, Inc.(a)(b)	598,852	213,454,807
Quest Diagnostics, Inc.	1,154,870	148,319,954
UnitedHealth Group, Inc.	9,498,455	4,860,739,362
Universal Health Services, Inc., Class B	626,724	99,530,038

		11,620,837,437

Security	Shares	Value

Health Care REITs — 0.2%
Healthpeak Properties, Inc.	5,620,892	$103,986,502
Ventas, Inc.	4,132,292	191,697,026
Welltower, Inc.	5,683,618	491,689,793

		787,373,321

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	7,245,575	139,259,952

Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)(b)	4,464,569	643,522,976
Booking Holdings, Inc.(a)	358,367	1,256,961,501
Caesars Entertainment, Inc.(a)	2,217,047	97,261,852
Carnival Corp.(a)(b)	10,346,404	171,543,378
Chipotle Mexican Grill, Inc.(a)(b)	281,740	678,646,860
Darden Restaurants, Inc.	1,235,814	200,918,640
Domino’s Pizza, Inc.	358,041	152,604,235
Expedia Group, Inc.(a)(b)	1,369,049	203,071,038
Hilton Worldwide Holdings, Inc.	2,633,537	502,900,225
Las Vegas Sands Corp.	3,790,974	185,454,448
Marriott International, Inc., Class A	2,533,494	607,354,517
McDonald’s Corp.	7,448,812	2,180,416,249
MGM Resorts International(a)	2,807,376	121,755,897
Norwegian Cruise Line Holdings Ltd.(a)(b)	4,363,616	77,672,365
Royal Caribbean Cruises Ltd.(a)	2,420,755	308,646,262
Starbucks Corp.	11,733,659	1,091,582,297
Wynn Resorts Ltd.	986,748	93,178,614
Yum! Brands, Inc.	2,878,620	372,752,504

		8,946,243,858

Household Durables — 0.4%
DR Horton, Inc.	3,094,690	442,262,148
Garmin Ltd.	1,571,839	187,819,042
Lennar Corp., Class A	2,568,923	384,953,112
Mohawk Industries, Inc.(a)	541,709	56,473,163
NVR, Inc.(a)	32,720	231,503,489
PulteGroup, Inc.	2,213,915	231,486,952
Whirlpool Corp.	563,939	61,762,599

		1,596,260,505

Household Products — 1.3%
Church & Dwight Co., Inc.	2,530,244	252,644,863
Clorox Co. (The)	1,273,546	184,982,556
Colgate-Palmolive Co.	8,455,444	711,948,385
Kimberly-Clark Corp.	3,470,379	419,811,748
Procter & Gamble Co. (The)	24,203,584	3,803,351,190

		5,372,738,742

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	6,879,315	114,746,974

Industrial Conglomerates — 0.8%
3M Co.	5,671,959	535,149,332
General Electric Co.	11,176,999	1,480,058,207
Honeywell International, Inc.	6,769,939	1,369,287,862

		3,384,495,401

Industrial REITs — 0.3%
Prologis, Inc.	9,488,528	1,202,101,612

Insurance — 2.1%
Aflac, Inc.	5,461,184	460,596,259
Allstate Corp. (The)	2,687,420	417,221,955
American International Group, Inc.	7,209,476	501,130,677
Aon plc, Class A	2,056,030	613,581,033
Arch Capital Group Ltd.(a)	3,832,187	315,887,174
Arthur J Gallagher & Co.	2,217,258	514,758,617
Assurant, Inc.	530,588	89,112,255
Brown & Brown, Inc.	2,425,865	188,150,089

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Chubb Ltd.	4,189,767	$1,026,492,915
Cincinnati Financial Corp.	1,611,219	178,523,065
Everest Group Ltd.	445,893	171,655,428
Globe Life, Inc.	878,566	107,905,476
Hartford Financial Services Group, Inc. (The)	3,088,696	268,593,004
Loews Corp.	1,880,665	137,025,252
Marsh & McLennan Cos., Inc.	5,063,633	981,534,621
MetLife, Inc.	6,385,023	442,609,794
Principal Financial Group, Inc.	2,252,561	178,177,575
Progressive Corp. (The)	6,007,904	1,070,908,888
Prudential Financial, Inc.	3,707,262	389,003,002
Travelers Cos., Inc. (The)	2,345,518	495,748,685
Willis Towers Watson plc	1,053,509	259,479,267
WR Berkley Corp.	2,092,155	171,305,651

		8,979,400,682

Interactive Media & Services — 5.9%(a)
Alphabet, Inc., Class A(b)	60,773,801	8,514,409,520
Alphabet, Inc., Class C, NVS	51,148,878	7,252,910,901
Match Group, Inc.(b)	2,788,355	107,017,065
Meta Platforms, Inc., Class A	22,793,772	8,892,762,208

		24,767,099,694

IT Services — 1.3%
Accenture plc, Class A	6,445,243	2,345,295,023
Akamai Technologies, Inc.(a)(b)	1,549,096	190,895,100
Cognizant Technology Solutions Corp., Class A	5,149,034	397,093,502
EPAM Systems, Inc.(a)	592,435	164,762,098
Gartner, Inc.(a)	800,363	366,118,051
International Business Machines Corp.	9,377,224	1,722,220,960
VeriSign, Inc.(a)	912,264	181,431,064

		5,367,815,798

Leisure Products — 0.0%
Hasbro, Inc.	1,338,145	65,502,198

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	3,004,623	390,901,452
Bio-Rad Laboratories, Inc., Class A(a)(b)	214,859	68,946,105
Bio-Techne Corp.	1,624,871	114,260,929
Charles River Laboratories International, Inc.(a)(b)	526,890	113,955,769
Danaher Corp.	6,753,433	1,620,216,111
Illumina, Inc.(a)(b)	1,630,876	233,231,577
IQVIA Holdings, Inc.(a)(b)	1,880,539	391,584,636
Mettler-Toledo International, Inc.(a)	222,708	266,623,791
Revvity, Inc.(b)	1,267,205	135,819,032
Thermo Fisher Scientific, Inc.	3,967,785	2,138,556,759
Waters Corp.(a)(b)	607,135	192,892,861
West Pharmaceutical Services, Inc.	759,815	283,433,789

		5,950,422,811

Machinery — 1.8%
Caterpillar, Inc.	5,238,892	1,573,291,657
Cummins, Inc.(b)	1,455,513	348,304,261
Deere & Co.	2,750,416	1,082,508,729
Dover Corp.	1,436,495	215,158,221
Fortive Corp.	3,608,934	282,146,460
IDEX Corp.	776,693	164,270,569
Illinois Tool Works, Inc.	2,811,812	733,601,751
Ingersoll Rand, Inc.(b)	4,157,007	331,978,579
Nordson Corp.	556,148	139,993,575
Otis Worldwide Corp.	4,202,896	371,704,122
PACCAR, Inc.	5,371,530	539,247,897
Parker-Hannifin Corp.	1,319,218	612,776,761
Pentair plc	1,698,004	124,242,953
Snap-on, Inc.	541,889	157,109,878
Stanley Black & Decker, Inc.	1,574,444	146,895,625

Security	Shares	Value

Machinery (continued)
Westinghouse Air Brake Technologies Corp.	1,839,951	$242,082,353
Xylem, Inc.	2,475,823	278,381,538

		7,343,694,929

Media — 0.7%
Charter Communications, Inc., Class A(a)(b)	1,032,985	382,937,869
Comcast Corp., Class A	41,237,675	1,919,201,395
Fox Corp., Class A, NVS	2,535,803	81,906,437
Fox Corp., Class B	1,352,704	40,594,647
Interpublic Group of Cos., Inc. (The)	3,934,993	129,815,419
News Corp., Class A, NVS	3,911,804	96,386,851
News Corp., Class B	1,177,295	30,103,433
Omnicom Group, Inc.	2,032,772	183,721,933
Paramount Global, Class B, NVS	4,948,674	72,201,154

		2,936,869,138

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	14,726,074	584,477,877
Newmont Corp.	11,835,277	408,435,409
Nucor Corp.	2,524,500	471,904,785
Steel Dynamics, Inc.	1,562,139	188,534,556

		1,653,352,627

Multi-Utilities — 0.6%
Ameren Corp.	2,700,378	187,865,298
CenterPoint Energy, Inc.	6,482,290	181,115,183
CMS Energy Corp.	2,996,283	171,267,536
Consolidated Edison, Inc.	3,545,029	322,243,136
Dominion Energy, Inc.	8,593,313	392,886,270
DTE Energy Co.	2,117,372	223,213,356
NiSource, Inc.	4,246,513	110,281,943
Public Service Enterprise Group, Inc.	5,117,428	296,759,650
Sempra	6,462,859	462,482,190
WEC Energy Group, Inc.	3,239,378	261,612,167

		2,609,726,729

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	1,606,068	194,173,621
Boston Properties, Inc.	1,481,101	98,493,217

		292,666,838

Oil, Gas & Consumable Fuels — 3.5%
APA Corp.	3,152,036	98,753,288
Chevron Corp.	18,028,858	2,657,994,535
ConocoPhillips	12,193,906	1,364,132,264
Coterra Energy, Inc.	7,724,549	192,186,779
Devon Energy Corp.	6,579,445	276,468,279
Diamondback Energy, Inc.	1,838,158	282,598,411
EOG Resources, Inc.	5,988,523	681,434,032
EQT Corp.	4,224,746	149,556,008
Exxon Mobil Corp.	41,135,418	4,229,132,325
Hess Corp.	2,838,984	398,962,422
Kinder Morgan, Inc.	19,858,899	336,012,571
Marathon Oil Corp.	6,011,419	137,360,924
Marathon Petroleum Corp.	3,899,229	645,712,322
Occidental Petroleum Corp.	6,780,606	390,359,488
ONEOK, Inc.	5,982,443	408,301,735
Phillips 66	4,518,088	652,005,279
Pioneer Natural Resources Co.	2,395,964	550,664,406
Targa Resources Corp.	2,289,897	194,549,649
Valero Energy Corp.	3,496,292	485,634,959
Williams Cos., Inc. (The)	12,492,555	432,991,956

		14,564,811,632

Passenger Airlines — 0.2%
American Airlines Group, Inc.(a)	6,703,764	95,394,562
Delta Air Lines, Inc.	6,607,927	258,634,263

32	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Passenger Airlines (continued)
Southwest Airlines Co.	6,121,714	$182,978,031
United Airlines Holdings, Inc.(a)(b)	3,369,094	139,413,110

		676,419,966

Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	2,385,532	314,866,369
Kenvue, Inc.	17,699,133	367,434,001

		682,300,370

Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	20,895,506	1,021,163,378
Catalent, Inc.(a)	1,848,854	95,474,821
Eli Lilly & Co.	8,189,012	5,286,908,037
Johnson & Johnson	24,721,088	3,928,180,883
Merck & Co., Inc.	26,022,566	3,143,005,521
Pfizer, Inc.	57,984,720	1,570,226,218
Viatris, Inc.	12,322,048	145,030,505
Zoetis, Inc., Class A	4,714,706	885,468,934

		16,075,458,297

Professional Services — 0.7%
Automatic Data Processing, Inc.	4,223,878	1,038,144,735
Broadridge Financial Solutions, Inc.	1,208,147	246,703,617
Dayforce, Inc.(a)(b)	1,600,132	111,241,177
Equifax, Inc.(b)	1,265,251	309,151,429
Jacobs Solutions, Inc.	1,293,163	174,279,578
Leidos Holdings, Inc.	1,412,455	156,033,904
Paychex, Inc.	3,301,441	401,884,413
Paycom Software, Inc.	503,906	95,863,077
Robert Half, Inc.	1,086,196	86,396,030
Verisk Analytics, Inc.	1,489,231	359,693,963

		2,979,391,923

Real Estate Management & Development — 0.1%(a)
CBRE Group, Inc., Class A	3,129,890	270,140,806
CoStar Group, Inc.(b)	4,193,591	350,080,977

		620,221,783

Residential REITs — 0.3%
AvalonBay Communities, Inc.	1,458,503	261,086,622
Camden Property Trust	1,096,934	102,936,287
Equity Residential	3,548,622	213,591,558
Essex Property Trust, Inc.	659,074	153,742,192
Invitation Homes, Inc.	5,907,210	194,524,425
Mid-America Apartment Communities, Inc.	1,198,169	151,424,598
UDR, Inc.	3,109,155	111,991,763

		1,189,297,445

Retail REITs — 0.3%
Federal Realty Investment Trust	753,814	76,685,498
Kimco Realty Corp.	6,830,060	137,967,212
Realty Income Corp.	8,535,728	464,258,246
Regency Centers Corp.	1,685,313	105,618,566
Simon Property Group, Inc.	3,350,197	464,370,806

		1,248,900,328

Semiconductors & Semiconductor Equipment — 8.7%
Advanced Micro Devices, Inc.(a)	16,591,903	2,782,296,214
Analog Devices, Inc.	5,117,428	984,388,450
Applied Materials, Inc.	8,590,622	1,411,439,195
Broadcom, Inc.	4,507,569	5,318,931,420
Enphase Energy, Inc.(a)(b)	1,402,212	146,012,336
First Solar, Inc.(a)(b)	1,097,627	160,582,830
Intel Corp.	43,295,511	1,865,170,614
KLA Corp.	1,395,957	829,254,296
Lam Research Corp.	1,353,279	1,116,685,232
Microchip Technology, Inc.	5,556,152	473,273,027

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	11,276,156	$966,930,377
Monolithic Power Systems, Inc.	492,133	296,618,402
NVIDIA Corp.	25,365,089	15,606,378,309
NXP Semiconductors NV	2,646,922	557,362,366
ON Semiconductor Corp.(a)(b)	4,422,867	314,598,530
Qorvo, Inc.(a)	998,595	99,599,865
QUALCOMM, Inc.	11,429,874	1,697,450,588
Skyworks Solutions, Inc.	1,637,070	171,008,332
Teradyne, Inc.(b)	1,570,082	151,654,220
Texas Instruments, Inc.	9,326,728	1,493,395,687

		36,443,030,290

Software — 11.2%
Adobe, Inc.(a)	4,675,620	2,888,504,524
ANSYS, Inc.(a)	891,388	292,223,728
Autodesk, Inc.(a)(b)	2,195,139	557,148,230
Cadence Design Systems, Inc.(a)	2,793,911	805,931,567
Fair Isaac Corp.(a)	253,806	304,270,247
Fortinet, Inc.(a)(b)	6,545,196	422,099,690
Gen Digital, Inc.	5,791,853	135,992,708
Intuit, Inc.(b)	2,878,125	1,817,046,656
Microsoft Corp.	76,324,146	30,344,953,967
Oracle Corp.	16,316,339	1,822,535,066
Palo Alto Networks, Inc.(a)(b)	3,191,868	1,080,479,237
PTC, Inc.(a)(b)	1,220,415	220,467,970
Roper Technologies, Inc.(b)	1,097,116	589,151,292
Salesforce, Inc.(a)	9,991,967	2,808,642,004
ServiceNow, Inc.(a)	2,105,205	1,611,323,907
Synopsys, Inc.(a)(b)	1,561,907	833,043,098
Tyler Technologies, Inc.(a)(b)	432,099	182,669,852

		46,716,483,743

Specialized REITs — 1.1%
American Tower Corp.	4,787,055	936,587,311
Crown Castle, Inc.	4,456,786	482,447,085
Digital Realty Trust, Inc.	3,110,004	436,831,162
Equinix, Inc.	964,151	800,023,575
Extra Space Storage, Inc.	2,169,755	313,399,412
Iron Mountain, Inc.	2,998,600	202,465,472
Public Storage	1,625,086	460,208,104
SBA Communications Corp.	1,107,861	248,005,763
VICI Properties, Inc.	10,623,972	319,994,037
Weyerhaeuser Co.	7,496,725	245,667,678

		4,445,629,599

Specialty Retail — 2.0%
AutoZone, Inc.(a)(b)	180,939	499,777,040
Bath & Body Works, Inc.	2,336,777	99,686,907
Best Buy Co., Inc.	1,989,288	144,203,487
CarMax, Inc.(a)(b)	1,629,978	116,021,834
Home Depot, Inc. (The)	10,269,920	3,624,870,963
Lowe’s Cos., Inc.	5,926,690	1,261,436,699
O’Reilly Automotive, Inc.(a)(b)	607,489	621,491,621
Ross Stores, Inc.	3,477,617	487,840,113
TJX Cos., Inc. (The)	11,748,903	1,115,088,384
Tractor Supply Co.	1,110,151	249,339,915
Ulta Beauty, Inc.(a)(b)	505,457	253,764,687

		8,473,521,650

Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	150,132,892	27,684,505,285
Hewlett Packard Enterprise Co.	13,174,240	201,434,130
HP, Inc.	8,931,058	256,410,675
NetApp, Inc.	2,144,058	186,961,858
Seagate Technology Holdings plc	1,998,152	171,201,663

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.(a)	3,329,966	$190,640,553

		28,691,154,164

Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.(a)	1,182,638	536,704,777
NIKE, Inc., Class B	12,569,879	1,276,219,815
Ralph Lauren Corp.	408,093	58,630,721
Tapestry, Inc.	2,356,246	91,398,782
VF Corp.	3,390,910	55,814,379

		2,018,768,474

Tobacco — 0.5%
Altria Group, Inc.	18,162,846	728,693,382
Philip Morris International, Inc.	15,942,111	1,448,340,784

		2,177,034,166

Trading Companies & Distributors — 0.3%
Fastenal Co.	5,867,988	400,372,821
United Rentals, Inc.(b)	695,960	435,253,384
WW Grainger, Inc.	453,551	406,218,418

		1,241,844,623

Water Utilities — 0.1%
American Water Works Co., Inc.	1,999,521	247,980,594

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	5,225,571	842,518,812

Total Long-Term Investments — 99.8% (Cost: $366,813,128,393)		417,771,723,872

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.7%(c)(d)
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)	2,456,443,805	$2,457,917,672
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%	598,490,688	598,490,688

Total Short-Term Securities — 0.7% (Cost: $3,054,499,744)		3,056,408,360

Total Investments — 100.5% (Cost: $369,867,628,137)		420,828,132,232
Liabilities in Excess of Other Assets — (0.5)%		(2,137,150,764)

Net Assets — 100.0%		$418,690,981,468

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds:
Institutional, SL Agency Shares	$2,493,216,128	$—		$(36,067,500	)(a)	$445,142	$323,902	$2,457,917,672	2,456,443,805	$5,138,205	(b)	$—
BlackRock Cash Funds:
Treasury, SL Agency Shares	528,291,394	70,199,294	(a)	—		—	—	598,490,688	598,490,688	28,797,148		—
BlackRock, Inc.	889,552,216	327,171,433		(250,047,814)		33,725,785	111,470,373	1,111,871,993	1,435,952	20,515,760		—

						$34,170,927	$111,794,275	$4,168,280,353		$54,451,113		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

34	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core S&P 500 ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	3,721	03/15/24	$906,157	$36,814,444

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$417,771,723,872	$—	$—	$417,771,723,872
Short-Term Securities
Money Market Funds	3,056,408,360	—	—	3,056,408,360

	$420,828,132,232	$—	$—	$420,828,132,232

Derivative Financial Instruments(a)
Assets
Equity contracts	$36,814,444	$—	$—	$36,814,444

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

MSCI	Morgan Stanley Capital International

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

S C H E D U L E O F I N V E S T M E N T S	35

Statements of Assets and Liabilities (unaudited)

January 31, 2024

iShares Core S&P 500 ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$416,659,851,879
Investments, at value — affiliated(c)	4,168,280,353
Cash pledged:
Futures contracts	47,773,000
Receivables:
Investments sold	20,672,208
Securities lending income — affiliated	398,331
Capital shares sold	2,333,496
Dividends — unaffiliated	290,542,247
Dividends — affiliated	3,119,356
Interest — unaffiliated	81

Total assets	421,192,970,951

LIABILITIES
Bank overdraft	21,033
Collateral on securities loaned	2,475,717,215
Payables:
Capital shares redeemed	1,240,716
Investment advisory fees	10,354,214
Variation margin on futures contracts	14,656,305

Total liabilities	2,501,989,483

Commitments and contingent liabilities

NET ASSETS	$418,690,981,468

NET ASSETS CONSIST OF:
Paid-in capital	$353,377,095,090
Accumulated earnings	65,313,886,378

NET ASSETS	$418,690,981,468

NET ASSET VALUE
Shares outstanding	862,600,000

Net asset value	$485.38

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$365,800,892,536
(b) Securities loaned, at value	$2,360,561,091
(c) Investments, at cost — affiliated	$4,066,735,601

36	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

iShares.com  | 1-800-474-2737

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LCB-01/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 14 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: March 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: March 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: March 22, 2024